Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.
The Plan utilizes market data or assumptions that it believes market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can include readily observable quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”) or significant unobservable inputs (“Level 3”). The Plan’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability. In instances where inputs used to measure fair value fall into different levels in the fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest input that is significant to the valuation.
Mutual funds and money markets are valued at daily closing prices from an active market, which represents the NAV, as reported by the fund.
Note 4 - Fair Value Measurements (Continued)
The SPX Technologies, Inc. common stock is tracked on a unitized basis, which consists primarily of common stock of SPX Technologies, Inc. and a money market fund that is sufficient to meet daily cash needs. The common stock is valued at daily closing prices from an active market on which the individual securities are traded.

Common collective trust funds are based as of the last day of the Plan year on the NAV share price of each respective fund. The NAV, as provided by the trustee of the common collective trust funds, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund that are traded in an active market, less its liabilities.

Assets measured at fair value on a recurring basis are as follows:

	Assets Measured at Fair Value at December 31, 2025
	Investments (at fair value)	Level 1	Level 2	Level 3
Mutual funds	$252,101,862	$252,101,862	—	—
Common stock - SPX Technologies, Inc. stock	249,252,699	249,252,699	—	—
Money market	7,505,185	7,505,185	—	—
Total assets in the fair value hierarchy	$508,859,746	$508,859,746	—	—

Investments measured at net asset value per share:
Common collective trust funds	588,107,175
Total investments at fair value	$1,096,966,921

	Assets Measured at Fair Value at December 31, 2024
	Investments (at fair value)	Level 1	Level 2	Level 3
Mutual funds	$230,333,902	$230,333,902	—	—
Common stock - SPX Technologies, Inc. stock	196,604,436	196,604,436	—	—
Money market and cash investments	6,392,366	6,392,366	—	—
Total assets in the fair value hierarchy	$433,330,704	$433,330,704	—	—

Investments measured at net asset value per share:
Common collective trust funds	531,887,724
Total investments at fair value	$965,218,428